Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
Schedule of Balances in Foreign Currencies
Balances in foreign currencies at June 30, 2023, and 2022, were as follows:

	June 30, 2023 balances CA$	June 30, 2022 balances CA$
Trade payables	51	74
Cash	13	27
Interest, taxes, and other receivables	8	11

Schedule of Fair Value of Off-Balance Sheet Risks

Cash and cash equivalents $	Insured amount $	Non- insured amount $
1,535	578	957